Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
CANADA
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US			7.50%
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		$ 4,936	$ 4,898	$ 5,313
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		4,644	4,598	5,018
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 591		607	786
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		$ 807	$ 753	$ 801